Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 1,300,439	$ 1,406,005
Cost of Goods Sold	690,032	654,937
Gross Profit	610,407	751,068
General and Administrative
General and Administrative expense	488,177	480,812
Salaries	772,463	495,269
Travel	145,170	86,292
Professional Fees	155,241	111,318
Facility lease and Maintenance	346,454	363,643
Consulting	243,371	157,149
Bad Debt Expense		259,289
Depreciation and Amortization	32,292	32,912
Total Expenses	2,183,167	1,986,684
Net Profit / (Loss) From Operations	(1,572,760)	(1,235,616)
Change in derivative liability	1,752,119	(1,270,099)
Gain / (Loss) on debt settlement and write down	868,502	399,181
Interest and Financing fees	(769,369)	(1,329,230)
Net Profit / (Loss) Before Income Taxes	278,492	(3,435,764)
Income Tax Expense
Net Profit / (Loss)	278,492	(3,435,764)
Non-controlling interest	(19,059)
Net Profit / (Loss) attributable to Clean Energy Technologies, Inc.	$ 297,551	$ (3,435,764)
Per Share Information:
Basic weighted average number of common shares outstanding and dilluted	900,774,064	767,861,170
Net Profit / (Loss) per common share basic and dilluted	$ 0.00	$ (0.00)